Summary of Significant Accounting Policies, Standards Issued and Adopted (Details) - USD ($)	Jan. 31, 2023	Aug. 04, 2022	Feb. 01, 2022	Jan. 31, 2022
Accounting Policies [Line Items]
Operating lease right-of-use assets	$ 720,000	$ 1,200,000
Operating lease liabilities	833,000	$ 1,300,000
Cumulative-effect adjustment to opening retained earnings	$ (754,677,000)			$ (156,820,000)
Cumulative Effect, Period of Adoption, Adjustment [Member]
Accounting Policies [Line Items]
Cumulative-effect adjustment to opening retained earnings			$ 0